Organization and nature of operations	12 Months Ended
Dec. 31, 2022
Organization and nature of operations
Organization and nature of operations

1.            Organization and nature of operations

Xunlei Limited, previously known as Giganology Limited, (the “Company”) was incorporated under the law of the Cayman Islands as a limited liability company on February 3, 2005. The Company completed its initial public offering on June 24, 2014 on the NASDAQ Global Market. Each American Depositary Shares (“ADSs”) of the Company represents five common shares.

These consolidated financial statements include the financial statements of the Company, its subsidiaries, the variable interest entity (“VIE”) and VIE’s subsidiaries (collectively referred to as the “Group”). As of December 31, 2022, the Company’s major subsidiaries, VIE and VIE’s subsidiaries are as follows:

				% of direct
				or indirect
	Place of	Period of		economic
Name of entities	incorporation	incorporation	Relationship	ownership	Principal activities
Shenzhen Xunlei Networking Technologies Co., Ltd. (“Shenzhen Xunlei”)	People’s Republic of China (“PRC”)	January 2003	VIE	100%	Development of software, provision of online advertising and membership subscription

Giganology (Shenzhen) Co., Ltd. (“Giganology Shenzhen”)	PRC	June 2005	Subsidiary	100%	Development of computer software and provision of information technology services to related companies

Shenzhen Xunlei Wangwenhua Co., Ltd. (formerly known as “Shenzhen Fengdong Networking Technologies Co., Ltd.”) (“Wangwenhua”)	PRC	December 2005	VIE’s subsidiary	100%	Development of computer software, provision of advertising services and operation of live steaming platforms

Xunlei Games Development (Shenzhen) Co., Ltd.	PRC	February 2010	VIE’s subsidiary	70%	Development of online game and computer software to related companies and provision of advertising services

Xunlei Network Technologies Limited (“Xunlei BVI”)	British Virgin Islands	February 2011	Subsidiary	100%	Investment holding company

Xunlei Network Technologies Limited (“Xunlei HK”)	Hong Kong	March 2011	Subsidiary	100%	Investment holding company and development of computer software

Xunlei Computer (Shenzhen) Co., Ltd. (“Xunlei Computer”)	PRC	November 2011	Subsidiary	100%	Development of computer software and provision of information technology services

Shenzhen Onething Technologies Co., Ltd. (“Onething”)	PRC	September 2013	VIE’s subsidiary	100%	Development of cloud computing technology and provision of related services

Beijing Xunjing Technologies Co., Ltd. (formerly known as “Wangxin Century Technologies (Beijing) Co., Ltd.”)	PRC	October 2015	VIE’s subsidiary	100%	Development of computer software and provision of information technology services

1.            Organization and nature of operations (Continued)

				% of direct
				or indirect
	Place of	Period of		economic
Name of entities	incorporation	incorporation	Relationship	ownership	Principal activities
Henan Tourism Information Co., Ltd.	PRC	June 2018	VIE’s subsidiary	80%	Software development, tourism consulting, ticket agent and other related services

Jiangxi Node Technology Service Co., Ltd. (“Jiangxi Node”)	PRC	July 2020	VIE’s subsidiary	100%	Development of cloud computing technology and provision of related services

FUNI. PTE. LTD. (“FUNI”)	Singapore	April 2021	Subsidiary	100%	Operation of a live streaming platform

Note: The English names of the PRC companies represent management’s translation of the Chinese names of these companies as they have not adopted formal English names.

The Group engages primarily in the provision of premium downloading services to its members, sales of bandwidth, platforms for live streaming services, advertising services and other internet value added services.

To comply with the PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide online services and hold Internet Content Provider (‘‘ICP’’) license, the Group mainly conducts its business through the VIE, Shenzhen Xunlei, and its subsidiaries in the PRC.

Through the various agreements enacted among the Company, Giganology Shenzhen, a wholly owned subsidiary of the Company, Shenzhen Xunlei and legal registered shareholders of Shenzhen Xunlei, the Company as the primary beneficiary received all of the economic benefits and residual interest and absorbed all of the risks and expected losses from Shenzhen Xunlei. Details of these agreements are as follows:

—Loan Agreements between Giganology Shenzhen and the shareholders of Shenzhen Xunlei— Giganology Shenzhen provided interest-free loans of RMB9 million to the legal shareholders of Shenzhen Xunlei for them to make contributions as registered capital into Shenzhen Xunlei. The terms of these agreements last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until each legal shareholder of Shenzhen Xunlei has repaid the loans in its entirety in accordance with the loan agreement. The legal shareholders would not be allowed to transfer their interests in Shenzhen Xunlei without prior consent of Giganology Shenzhen. According to the loan agreements, the loans can only be repaid in the form of common shares of Shenzhen Xunlei. At any time during the term of the loan agreements, Giganology Shenzhen may, at their sole discretion, requires any of the legal shareholders of Shenzhen Xunlei to repay all or any portion of their outstanding loan under the agreement.

Under a separate loan agreement between Giganology Shenzhen and Mr. Sean Shenglong Zou as a legal registered shareholder of Shenzhen Xunlei, Giganology Shenzhen made an additional interest-free loan of RMB20 million to Mr. Sean Shenglong Zou, the entire amount of which was contributed to the registered capital of Shenzhen Xunlei, increasing the registered capital of Shenzhen Xunlei to RMB30 million. The term of this agreement lasts for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until Mr. Zou has repaid the loan in its entirety in accordance with the loan agreement. This loan will be deemed to be repaid when all equity interest held by the shareholders in Shenzhen Xunlei has been transferred to Giganology Shenzhen or its designated parties. At any time during the term of this loan agreement, the Company may, at their sole discretion, require all or any portion of the outstanding loan under the agreement to be repaid.

—Business Operation Agreements between Giganology Shenzhen and Shenzhen Xunlei - Under these agreements, Giganology Shenzhen has the rights to direct the operating activities of Shenzhen Xunlei, including the appointment of senior management. The legal shareholders of Shenzhen Xunlei also transferred all their shareholders’ rights to Giganology Shenzhen. The term of this agreement may be extended with Giganology Shenzhen’s confirmation prior to the expiration date. The agreement became expired in November 2016 and has been extended to November 2026.

1.Organization and nature of operations (Continued)

—Equity Pledge Agreement between Giganology Shenzhen and the legal shareholders of Shenzhen Xunlei - Under this agreement, the legal shareholders of Shenzhen Xunlei pledged all of their equity interests in Shenzhen Xunlei to Giganology Shenzhen. If Shenzhen Xunlei and/or its legal shareholders breach their contractual obligations under this agreement, Giganology Shenzhen, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

—Power of Attorney - Each legal shareholder of Shenzhen Xunlei appointed Giganology Shenzhen as its attorney-in-fact to exercise their shareholders’ rights in Shenzhen Xunlei, including shareholders’ voting rights. Each power of attorney will remain in force for 10 years starting from May 2011 unless the business operation agreement among Giganology Shenzhen, Shenzhen Xunlei and the legal shareholders of Shenzhen Xunlei is terminated in advance. This period may be extended at Giganology Shenzhen’s discretion. The agreement expired in May 2021 and has been extended to May 2031.

—Service Agreements between Giganology Shenzhen and Shenzhen Xunlei — Under various service agreements, Giganology Shenzhen will provide services including technical support, training, as well as consulting services to Shenzhen Xunlei in exchange for a service fee. These service agreements include the Exclusive Technology Support and Services Agreement, the Exclusive Technology Consulting and Training Agreement and the Software and Proprietary Technology License Contract. Giganology Shenzhen is entitled to service fees equal to 20%, 20% and 40% of the pre-tax operating profit of Shenzhen Xunlei according to the terms and provisions of these agreements, respectively (in aggregate 80% of pre-tax operating profit of Shenzhen Xunlei). In addition, these agreements also allow both parties to review and adjust the above mentioned percentage every six months according to the business operation and income of Shenzhen Xunlei so as to enable Giganology Shenzhen to extract substantially all the after tax operating profit of Shenzhen Xunlei.

For the Exclusive Technology Support and Services Agreement and the Exclusive Technology Consulting and Training Agreement, the term of these agreements will expire in 2025 and may be extended with Giganology Shenzhen’s written confirmation prior to the expiration date. Giganology Shenzhen is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Shenzhen Xunlei.

For the Proprietary Technology License Contract, the term of this contract became expired in March 2022 and has been extended with Giganology Shenzhen to March 2032. Giganology Shenzhen grants Shenzhen Xunlei a non-exclusive and non-transferable right to use Giganology Shenzhen’s proprietary technology. Shenzhen Xunlei can only use the proprietary technology to conduct business according to its authorized business scope. Giganology Shenzhen or its designated representative(s) owns the rights to any new technology developed due to implementation of this contract.

—Intellectual Properties Purchase Option Agreement between Giganology Shenzhen and Shenzhen Xunlei — Giganology Shenzhen has an option to acquire Shenzhen Xunlei’s intellectual properties at the lowest price permissible by the then-applicable PRC laws and regulation. The term of this contract became expired in March 2022 and had been automatically extended for an additional 10 years at Giganology Shenzhen’s discretion to March 2032.

—Call Option Agreement — Giganology Shenzhen has an option to acquire all of the outstanding shares of Shenzhen Xunlei at a purchase price equal to RMB1 or the lowest price permissible by the then-applicable PRC laws and regulation. The term of the agreement will expire in 2022 and may be extended at Giganology Shenzhen’s discretion.

As a result of these agreements (collectively defined as “Structured Service Contracts”), Giganology Shenzhen can exercise effective control over Shenzhen Xunlei, receives all of the economic benefits and residual interest and absorbs all of the risks and expected losses from Shenzhen Xunlei as if it were the sole shareholder, and has an exclusive option to purchase all of the equity interest in Shenzhen Xunlei at a minimal price. Therefore, Giganology Shenzhen is considered the primary beneficiary of Shenzhen Xunlei and accordingly Shenzhen Xunlei is regarded as VIE and its results of operations, assets and liabilities have been consolidated in the Company’s financial statements.

1.Organization and nature of operations (Continued)

VIE-related risks

A significant part of the Group’s business is conducted through Shenzhen Xunlei, the VIE of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIE and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders indicate they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, effective on January 1, 2020. The Foreign Investment Law and its current implementation and interpretation rules do not explicitly classify whether variable interest entities that are controlled through contractual arrangements would be deemed as foreign-invested enterprises if they are ultimately “controlled” by foreign investors. However, it has a catch-all provision under the definition of “foreign investment” that includes investments made by foreign investors in China through other means as provided by laws, administrative regulations, or the State Council. Therefore, it still leaves leeway for future laws, administrative regulations, or provisions of the State Council to provide for contractual arrangements as a form of foreign investment. Therefore, there can be no assurance that the Group’s control over the variable interest entities through contractual arrangements will not be deemed as a foreign investment in the future. Furthermore, if future laws, administrative regulations or provisions mandate further actions to be taken by companies with respect to existing contractual arrangements, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. Failure to take timely and appropriate measures to cope with any of these or similar regulatory compliance challenges could materially and adversely affect the Group’s current corporate structure and business operations.

If a finding was made by PRC authorities under existing laws and regulations and becomes effective, the Group’s operation of certain of its operations and businesses through VIE, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Group’s business operations, and have a severe adverse impact on the Group’s cash flows, financial position and operating performance.

In addition, it is possible that the contracts among the Group, the VIE and shareholders of VIE would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC law and regulations or are otherwise not enforceable for public policy reasons. The Group’s operations also depend on the VIE and their nominee shareholders to honor their contractual arrangements with the Group. In the event that the Group was unable to enforce these contractual arrangements, the Group would not be able to exert effective control over the affected VIE. Consequently, such VIE’s results of operations, assets and liabilities would not be included in the Group’s consolidated financial statements. If such were the case, the Group’s cash flows, financial position and operating performance would be severely adversely affected. The Group’s contractual arrangements with respect to VIE are approved and in place. The Group’s management believes that such contracts constitute valid and legally binding obligations of each party to such contractual arrangements under the PRC laws, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Group’s operations and contractual relationships would find the contracts to be unenforceable.